INCOME TAXES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Applicable tax rate		27.00%	26.00%	26.00%
British Columbia (BC) Government - general corporate income tax rate [Member]
Statement [Line Items]
Applicable tax rate	12.00%	11.00%
Combined Federal and Provincial (BC) general corporate income tax rate [Member]
Statement [Line Items]
Applicable tax rate	27.00%	26.00%
United States Government - Federal corporate income tax rate [Member]
Statement [Line Items]
Applicable tax rate	21.00%	35.00%